PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.9%
217,402  Vanguard Long-Term
Treasury ETF
$ 13,378,919
1.0
1,334,393
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
66,828,536
4.9
730,618  Xtrackers USD High
Yield Corporate Bond
ETF
26,974,417
2.0
Total Exchange-Traded
Funds
(Cost $103,640,091)
107,181,872
7.9
MUTUAL FUNDS : 92.0%
Affiliated Investment Companies : 92.0%
1,451,594  Voya U.S. Bond Index
Portfolio - Class I
13,543,368
1.0
5,567,164  Voya VACS Index
Series EM Portfolio
68,309,103
5.0
26,541,299  Voya VACS Index
Series I Portfolio
318,760,998
23.5
6,588,852  Voya VACS Index
Series MC Portfolio
81,108,764
6.0
49,878,349  Voya VACS Index
Series S Portfolio
710,766,467
52.5
4,562,178  Voya VACS Index
Series SC Portfolio
54,016,186
4.0
Total Mutual Funds
(Cost $981,054,614)
1,246,504,886
92.0
Total Long-Term
Investments
(Cost $1,084,694,705)
1,353,686,758
99.9
Total Investments in
Securities
(Cost $1,084,694,705) $ 1,353,686,758 99.9
Assets in Excess of
Other Liabilities 816,326 0.1
Net Assets $ 1,354,503,084 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 107,181,872 $ — $ — $ 107,181,872
Mutual Funds 1,246,504,886 — — 1,246,504,886
Total Investments, at fair value $ 1,353,686,758 $ — $ — $ 1,353,686,758
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 11,605,155 $ 10,569,357 $ (8,741,114) $ 109,970 $ 13,543,368 $ 352,499 $ 29,199 $ —
Voya VACS Index Series EM
Portfolio
70,445,059 6,437,023 (14,441,014) 5,868,035 68,309,103 2,333,141 706,657 —
Voya VACS Index Series I Portfolio
279,632,839 31,028,163 (18,559,738) 26,659,734 318,760,998 7,285,271 2,360,132 —
Voya VACS Index Series MC
Portfolio
60,124,095 31,649,321 (16,667,330) 6,002,678 81,108,764 733,873 2,203,108 256,780
Voya VACS Index Series S
Portfolio
591,793,263 97,617,876 (74,259,595) 95,614,923 710,766,467 8,285,100 22,555,361 3,186,577
Voya VACS Index Series SC
Portfolio
74,243,921 8,198,715 (29,119,198) 692,748 54,016,186 988,869 2,130,058 508,977
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
57,033,117 8,862,517 — 932,902 66,828,536 2,131,979 — —
$ 1,144,877,449 $ 194,362,972 $ (161,787,989) $ 135,880,990 $ 1,313,333,422 $ 22,110,732 $ 29,984,515 $ 3,952,334
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 268,992,053
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 268,992,053